Federated Prudent DollarBear Fund
A Portfolio of Federated Income Securities Trust
CLASS A SHARES (TICKER PSAFX)
CLASS C SHARES (TICKER FPGCX)
INSTITUTIONAL SHARES (TICKER FPGIX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 10, 2017
A Special Meeting of Shareholders of Federated Prudent DollarBear Fund (the “Fund”) will be held at 4000 Ericsson Drive, Warrendale, Pennsylvania 15086-7561, at 10:00 AM (Eastern Time), on September 14, 2017, for the following purpose:
To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Global Total Return Bond Fund would acquire all or substantially all of the assets of Federated Prudent DollarBear Fund in exchange for Class A Shares, Class C Shares and Institutional Shares of Federated Global Total Return Bond Fund to be distributed pro rata by Federated Prudent DollarBear Fund to its shareholders of Class A Shares, Class C Shares and Institutional Shares, respectively, in complete liquidation and termination of Federated Prudent DollarBear Fund.
The Board of Trustees has fixed July 17, 2017, as the record date for determination of shareholders entitled to vote at the Special Meeting.
To the extent that Federated Investors, Inc., one of its subsidiaries, or its officers and directors, may be deemed to be participants in the solicitation of proxies from shareholders of the Fund in connection with the proposed proxy statement, additional information regarding the interests of participants in the solicitation of proxies in connection with the proposed proxy statement will be included in, or incorporated into the proxy statement that the Fund intends to file with the Securities and Exchange Commission (SEC).
The foregoing is not an offer to sell, nor a solicitation to buy, shares of any acquiring fund, nor is it a solicitation of any proxy. Shareholders of the Fund, as of July 17, 2017, will be receiving in the mail a Prospectus/Proxy Statement, or an “Important Notice Regarding the Availability of Proxy Materials,” that provides additional information regarding the proposed reorganization. The Prospectus/Proxy Statement, and any other documents filed by the Fund with the SEC, may be obtained free of charge at the SEC's website at www.sec.gov or at the Fund's website at FederatedInvestors.com. Investors should read the Prospectus/Proxy Statement carefully before making any voting decision, because it contains important information.
April 10, 2017

Federated Prudent DollarBear Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453709 (4/17)
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